Schedule of Investments (unaudited)	iShares® MSCI Water Management Multisector ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Beverages — 9.3%
Coca-Cola Europacific Partners PLC	1,104	$68,878
Coca-Cola Femsa SAB de CV	2,800	22,998
Diageo PLC	7,680	319,277
Fomento Economico Mexicano SAB de CV	10,800	108,751
		519,904
Building Products — 8.4%
Geberit AG, Registered	672	356,528
Genuit Group PLC	10,736	42,402
Uponor OYJ	2,344	69,085
		468,015
Chemicals — 4.6%
Ecolab Inc.	1,420	234,371
Johnson Matthey PLC	928	19,971
		254,342
Commercial Services & Supplies — 1.2%
China Everbright Environment Group Ltd.	168,000	65,668

Construction Materials — 2.5%
Wienerberger AG	4,920	139,304

Financial Services — 0.6%
Metro Pacific Investments Corp.	428,000	33,156

Electric Utilities — 0.5%
Verbund AG	364	27,505

Electronic Equipment, Instruments & Components — 3.4%
Badger Meter Inc.	1,368	188,606

Food Products — 12.3%
Ausnutria Dairy Corp. Ltd.	5,000	2,141
Britannia Industries Ltd.	556	31,298
General Mills Inc.	3,280	276,045
Hershey Co. (The)	820	212,954
Marico Ltd.	2,544	16,699
McCormick & Co. Inc./MD, NVS	1,384	118,650
Tata Consumer Products Ltd.	2,908	28,072
		685,859
Hotels, Restaurants & Leisure — 8.0%
Hilton Worldwide Holdings Inc.	1,480	201,458
Marriott International Inc./MD, Class A	1,440	241,617
		443,075
Independent Power and Renewable Electricity Producers — 1.6%
AES Brasil Energia SA	4,592	11,024
Auren Energia SA	3,392	9,414
Brookfield Renewable Corp., Class A	772	25,910
Meridian Energy Ltd.	7,656	24,445
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	29,208	17,472
		88,265

Security	Shares	Value

Machinery — 18.4%
Energy Recovery Inc.(a)	2,308	$54,953
Franklin Electric Co. Inc.	1,836	167,003
Kurita Water Industries Ltd.	4,800	196,167
METAWATER Co. Ltd.	1,200	14,697
Organo Corp.	1,200	32,385
Takuma Co. Ltd.	2,800	28,504
Watts Water Technologies Inc., Class A	1,284	203,450
Xylem Inc./NY	3,224	323,045
		1,020,204
Metals & Mining — 0.0%
Shanxi Taigang Stainless Steel Co. Ltd., Class A	4,000	2,238

Real Estate Management & Development — 0.4%
Swire Pacific Ltd., Class A	3,000	20,031

Semiconductors & Semiconductor Equipment — 13.3%
Macronix International Co. Ltd.	12,000	12,984
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	380,055
Texas Instruments Inc.	2,008	349,151
		742,190
Water Utilities — 14.5%
AlKhorayef Water & Power Technologies Co.	454	18,262
American States Water Co.	1,728	153,481
American Water Works Co. Inc.	2,396	346,102
Athens Water Supply & Sewage Co. SA	2,280	15,914
Beijing Enterprises Water Group Ltd.	184,000	45,129
Cia. de Saneamento Basico do Estado de Sao Paulo	16,016	165,896
Cia. de Saneamento de Minas Gerais Copasa MG	8,448	33,204
Cia. de Saneamento do Parana	6,864	27,398
		805,386
Total Common Stocks — 99.0%
(Cost: $5,132,603)		5,503,748

Preferred Stocks

Electric Utilities — 0.3%
Cia. Energetica de Minas Gerais, Preference Shares, NVS	6,676	15,396

Water Utilities — 0.3%
Cia de Saneamento do Parana, Preference Shares, NVS	20,468	16,340

Total Preferred Stocks — 0.6%
(Cost: $29,732)		31,736

Total Investments — 99.6%
(Cost: $5,162,335)		5,535,484

Other Assets Less Liabilities — 0.4%		20,701

Net Assets — 100.0%		$5,556,185

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Water Management Multisector ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/20/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(15	)(b)	$15	$—	$—	—	$8	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0	(b)	—		—	—	—	—	82	—
						$15	$—	$—		$90	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,591,651	$1,912,097	$—	$5,503,748
Preferred Stocks	31,736	—	—	31,736
	$3,623,387	$1,912,097	$—	$5,535,484

Portfolio Abbreviation

NVS	Non-Voting Shares

2